Schedule of Discontinued Operation in Balance Sheets (Details) - USD ($)	Sep. 30, 2025	Jun. 30, 2025	Jun. 30, 2024
Accounting Policies [Abstract]
Packaging and supplies	$ 350,986	$ 319,491
Food and beverage	45,687
Total Inventory	$ 396,673	$ 319,491